UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.3%

Aerospace & Defense — 1.3%
Lockheed Martin Corp.	302,130	$96,935,389
Northrop Grumman Corp.	522,402	168,234,340

		265,169,729
Banks — 17.2%
Bank of America Corp.	28,455,806	851,397,716
Citigroup, Inc.	10,249,258	699,716,844
JPMorgan Chase & Co.	7,930,880	862,721,127
KeyCorp	4,957,150	98,746,428
SunTrust Banks, Inc.	3,334,063	222,715,408
U.S. Bancorp	5,305,403	267,657,581
Wells Fargo & Co.	11,175,645	580,686,514

		3,583,641,618
Beverages — 2.3%
Diageo PLC	7,634,217	272,347,989
Dr. Pepper Snapple Group, Inc.	898,520	107,786,459
PepsiCo, Inc.	950,990	95,992,931

		476,127,379
Capital Markets — 3.5%
Charles Schwab Corp.	1,860,730	103,605,446
Goldman Sachs Group, Inc.	1,080,818	257,591,354
Morgan Stanley	6,939,611	358,222,720

		719,419,520
Chemicals — 1.1%
DowDuPont, Inc.	3,606,986	228,105,795

Communications Equipment — 1.4%
Cisco Systems, Inc.	2,468,620	109,335,180
Motorola Solutions, Inc.	1,697,433	186,429,066

		295,764,246
Construction Materials — 0.7%
CRH PLC	4,290,820	152,285,651

Diversified Telecommunication Services — 2.6%
BCE, Inc.	1,238,108	52,557,684
Verizon Communications, Inc.	9,993,562	493,182,285

		545,739,969
Electric Utilities — 3.7%
Edison International	910,209	59,636,894
FirstEnergy Corp.	7,130,073	245,274,511
NextEra Energy, Inc.	1,333,092	218,507,110

Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.	5,349,870	$246,629,007

		770,047,522
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	1,847,420	131,702,572

Energy Equipment & Services — 0.3%
Halliburton Co.	1,320,940	69,996,611

Food & Staples Retailing — 0.6%
Kroger Co.	5,013,236	126,283,415

Food Products — 1.2%
Danone SA	668,660	54,165,331
General Mills, Inc.	2,155,920	94,299,941
Kellogg Co.	1,826,750	107,595,575

		256,060,847
Health Care Equipment & Supplies — 2.9%
Koninklijke Philips NV	7,937,700	335,972,710
Medtronic PLC	3,334,640	267,204,703

		603,177,413
Health Care Providers & Services — 7.9%
Aetna, Inc.	1,852,219	331,639,812
Anthem, Inc.	2,193,791	517,712,738
Cardinal Health, Inc.	1,876,720	120,429,122
CVS Health Corp.	1,861,700	130,002,511
Humana, Inc.	315,570	92,834,383
McKesson Corp.	1,079,340	168,603,701
Quest Diagnostics, Inc.	875,038	88,553,846
UnitedHealth Group, Inc.	872,091	206,162,312

		1,655,938,425
Household Products — 0.7%
Procter & Gamble Co.	2,083,916	150,750,483

Industrial Conglomerates — 2.7%
3M Co.	357,146	69,425,611
General Electric Co.	17,510,085	246,366,896
Honeywell International, Inc.	1,680,517	243,137,199

		558,929,706
Insurance — 6.3%
American International Group, Inc.	7,184,563	402,335,528
Brighthouse Financial, Inc.(a)	450,452	22,873,953
Lincoln National Corp.	530,060	37,443,438
Marsh & McLennan Cos., Inc.	1,896,370	154,554,155
MetLife, Inc.	6,656,358	317,308,586
Prudential Financial, Inc.	1,389,311	147,711,546

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	1,792,509	$235,894,184

		1,318,121,390
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	948,540	77,609,543

Leisure Products — 0.5%
Mattel, Inc.	6,396,356	94,666,069

Machinery — 0.4%
Pentair PLC	1,254,670	84,414,198

Media — 2.4%
Comcast Corp., Class A	9,569,674	300,392,067
Interpublic Group of Cos., Inc.	5,408,090	127,576,843
Publicis Groupe SA	474,090	35,452,408
Time Warner, Inc.	430,110	40,774,428

		504,195,746
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	4,544,590	237,000,369

Multiline Retail — 0.5%
Dollar General Corp.	958,620	92,535,589

Oil, Gas & Consumable Fuels — 11.5%
BP PLC	30,957,130	229,948,262
Chevron Corp.	1,347,905	168,636,394
Devon Energy Corp.	4,329,100	157,276,203
Hess Corp.	4,162,553	237,223,895
Marathon Petroleum Corp.	2,243,868	168,088,152
Plains All American Pipeline LP	1,469,560	34,549,356
Royal Dutch Shell PLC — ADR, Class A	7,275,150	508,532,985
Suncor Energy, Inc.	12,994,290	496,771,707
TOTAL SA — ADR	5,675,346	355,333,413
Williams Cos., Inc.	1,021,840	26,291,943

		2,382,652,310
Paper & Forest Products — 0.3%
International Paper Co.	1,319,170	68,016,405

Personal Products — 0.8%
Unilever NV — NY Shares	2,739,990	156,508,229

Pharmaceuticals — 8.5%
AstraZeneca PLC	5,653,454	395,754,809
Bayer AG, Registered Shares	898,810	107,425,369
Merck & Co., Inc.	5,472,800	322,183,736
Novo Nordisk A/S — ADR	3,295,610	154,695,933

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	21,225,667	$777,071,669

		1,757,131,516
Professional Services — 1.2%
Experian PLC	6,151,340	140,940,544
Nielsen Holdings PLC	3,520,728	110,726,895

		251,667,439
Road & Rail — 0.6%
Union Pacific Corp.	956,229	127,780,881

Semiconductors & Semiconductor Equipment — 1.6%
QUALCOMM, Inc.	4,448,797	226,933,135
Taiwan Semiconductor Manufacturing Co. Ltd.	13,962,000	106,353,271

		333,286,406
Software — 5.8%
Constellation Software, Inc.	167,890	119,989,798
Microsoft Corp.	5,417,663	506,659,844
Oracle Corp.	12,767,520	583,092,638

		1,209,742,280
Specialty Retail — 0.5%
Lowe’s Cos., Inc.	1,261,160	103,957,419

Technology Hardware, Storage & Peripherals — 0.9%
Lenovo Group Ltd.	131,422,000	62,396,034
Samsung Electronics Co. Ltd.	45,360	112,429,596

		174,825,630
Tobacco — 1.2%
Altria Group, Inc.	3,155,459	177,052,805
British American Tobacco PLC	1,214,060	66,588,129

		243,640,934
Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd.	97,880	20,913,330

Total Long-Term Investments — 95.3% (Cost — $14,060,602,678)		19,827,806,584

Short-Term Securities — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(b)(c)	983,999,362	983,999,362

Total Short-Term Securities — 4.7% (Cost — $983,999,362)		983,999,362

Total Investments — 100.0% (Cost — $15,044,602,040)		20,811,805,946
Liabilities in Excess of Other Assets — (0.0)%		(7,192,409)

Net Assets — 100.0%		$20,804,613,537

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Equity Dividend Fund

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	958,459,446	25,539,916	983,999,362	$983,999,362	$8,458,956		$3,788	$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—	—	427,819	(c)	(25,430)	—

				$983,999,362	$8,886,775		$(21,642)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	No longer held by the Fund as of period end.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’ s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$265,169,729	$—	$—	$265,169,729
Banks	3,583,641,618	—	—	3,583,641,618
Beverages	203,779,390	272,347,989	—	476,127,379
Capital Markets	719,419,520	—	—	719,419,520
Chemicals	228,105,795	—	—	228,105,795
Communications Equipment	295,764,246	—	—	295,764,246
Construction Materials	—	152,285,651	—	152,285,651
Diversified Telecommunication Services	545,739,969	—	—	545,739,969
Electric Utilities	770,047,522	—	—	770,047,522
Electronic Equipment, Instruments & Components	131,702,572	—	—	131,702,572
Energy Equipment & Services	69,996,611	—	—	69,996,611
Food & Staples Retailing	126,283,415	—	—	126,283,415
Food Products	201,895,516	54,165,331	—	256,060,847
Health Care Equipment & Supplies	267,204,703	335,972,710	—	603,177,413

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	$1,655,938,425	$—	$—	$1,655,938,425
Household Products	150,750,483	—	—	150,750,483
IT Services	77,609,543	—	—	77,609,543
Industrial Conglomerates	558,929,706	—	—	558,929,706
Insurance	1,318,121,390	—	—	1,318,121,390
Leisure Products	94,666,069	—	—	94,666,069
Machinery	84,414,198	—	—	84,414,198
Media	468,743,338	35,452,408	—	504,195,746
Multi-Utilities	237,000,369	—	—	237,000,369
Multiline Retail	92,535,589	—	—	92,535,589
Oil, Gas & Consumable Fuels	2,118,154,693	264,497,617	—	2,382,652,310
Paper & Forest Products	68,016,405	—	—	68,016,405
Personal Products	156,508,229	—	—	156,508,229
Pharmaceuticals	1,253,951,338	503,180,178	—	1,757,131,516
Professional Services	110,726,895	140,940,544	—	251,667,439
Road & Rail	127,780,881	—	—	127,780,881
Semiconductors & Semiconductor Equipment	226,933,135	106,353,271	—	333,286,406
Software	1,209,742,280	—	—	1,209,742,280
Specialty Retail	103,957,419	—	—	103,957,419
Technology Hardware, Storage & Peripherals	—	174,825,630	—	174,825,630
Tobacco	177,052,805	66,588,129	—	243,640,934
Wireless Telecommunication Services	—	20,913,330	—	20,913,330
Short-Term Securities	983,999,362	—	—	983,999,362

	$18,684,283,158	$2,127,522,788	$—	$20,811,805,946

During the period ended April 30, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: June 18, 2018